Segment information (Tables)	12 Months Ended
Mar. 31, 2017
Schedule of Segment Reporting Information, by Segment

Summarized segment information for the years ended March 31, 2015, March 31, 2016 and March 31, 2017:

	Fiscal years ended March 31,
	2015								2016
	Retail Banking		Wholesale Banking		Treasury Services		Total		Retail Banking		Wholesale Banking		Treasury Services		Total
	(In millions)
Net interest income/(expense) (External)	Rs.	110,165.3	Rs.	108,033.7	Rs.	17,977.3	Rs.	236,176.3	Rs.	143,024.7	Rs.	127,326.0	Rs.	22,010.8	Rs.	292,361.5
Net interest income/(expense) (Internal)		74,670.9		(67,529.7)		(7,141.2)		—		94,302.1		(88,187.6)		(6,114.5)		—
Net interest revenue		184,836.2		40,504.0		10,836.1		236,176.3		237,326.8		39,138.4		15,896.3		292,361.5
Less: Provision for credit losses		12,355.4		4,644.8		—		17,000.2		19,103.0		2,428.3		—		21,531.3

Net interest revenue, after allowance for credit losses		172,480.8		35,859.2		10,836.1		219,176.1		218,223.8		36,710.1		15,896.3		270,830.2
Non-interest revenue		73,189.9		9,557.4		(2,925.8)		79,821.5		85,999.6		11,630.8		(796.5)		96,833.9
Non-interest expense		(132,305.4)		(11,547.9)		(1,119.7)		(144,973.0)		(167,739.7)		(13,149.2)		(1,188.4)		(182,077.3)

Income before income tax	Rs.	113,365.3	Rs.	33,868.7	Rs.	6,790.6	Rs.	154,024.6	Rs.	136,483.7	Rs.	35,191.7	Rs.	13,911.4	Rs.	185,586.8

Income tax expense							Rs.	54,519.9							Rs.	67,536.9

Segment assets:
Segment total assets	Rs.	3,528,407.2	Rs.	2,248,913.1	Rs.	481,695.5	Rs.	6,259,015.8	Rs.	4,534,800.3	Rs.	2,741,500.9	Rs.	460,422.1	Rs.	7,736,723.3

	Fiscal year ended March 31
	2017
	Retail Banking		Wholesale Banking		Treasury Services		Total		Total
	(In millions)

Net interest income/(expense) (External)	Rs.	188,803.6	Rs.	159,644.3	Rs.	3,347.7	Rs.	351,795.6	US$	5,424.7
Net interest income/(expense) (Internal)		97,969.3		(100,757.5)		2,788.2		—		—
Net interest revenue		286,772.9		58,886.8		6,135.9		351,795.6		5,424.7
Less: Provision for credit losses		31,341.7		6,609.7		—		37,951.4		585.2

Net interest revenue, after allowance for credit losses		255,431.2		52,277.1		6,135.9		313,844.2		4,839.5
Non-interest revenue		95,914.4		11,090.1		3,321.6		110,326.1		1,701.3
Non-interest expense		(187,591.4)		(15,352.0)		(1,261.4)		(204,204.8)		(3,148.8)

Income before income tax	Rs.	163,754.2	Rs.	48,015.2	Rs.	8,196.1	Rs.	219,965.5	US$	3,392.0

Income tax expense							Rs.	79,224.9	US$	1,221.7

Segment assets:
Segment total assets	Rs.	4,987,187.1	Rs.	3,346,273.0	Rs.	733,520.4	Rs.	9,066,980.5	US$	139,814.7